Borrowings - Summary of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		€ 1,422,473	€ 1,276,943
Proceeds from exercised options		1,736	6,969
Proceeds from mortgages	[1]	5,969	9,950	€ 14,625
Repayment of mortgages	[1]	(8,335)	(10,848)	(4,031)
Proceeds from Revolving Facilities	[1]	148,814	129,521
Repayments of revolving facilities	[1]	(250,724)	(30,000)
Proceeds from 4.75% Senior Notes	[1]	1,194,800
Finance lease obligation	[1]	(1,170)	(995)
Repayment 6.00% Senior Secured Notes	[1]	(634,375)
Interest received at issuance of Additional Notes	[1]	2,428		2,225
Transaction costs Senior Notes	[1]	(7,122)
Transaction costs Revolving Facility	[1]	(2,542)
Total changes from financing cash flows		449,479	104,597
Capitalized borrowing costs/bond premiums		2,224	(677)
Redemption fee repayment 6.00% Senior Secured Notes		9,375
Interest expense		417	404
Interest paid		(2,428)
Total liability-related		9,588	(273)
Total equity-related other changes		42,023	41,206
Ending balance		1,923,563	1,422,473	1,276,943
Senior secured notes 6.0%, due 2020 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		628,141	629,327
Repayment 6.00% Senior Secured Notes		(634,375)
Total changes from financing cash flows		(634,375)
Capitalized borrowing costs/bond premiums		(3,141)	(1,186)
Redemption fee repayment 6.00% Senior Secured Notes		9,375
Total liability-related		6,234	(1,186)
Ending balance			628,141	629,327
Senior notes 4.75%, due 2025 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from 4.75% Senior Notes		1,194,800
Interest received at issuance of Additional Notes		2,428
Transaction costs Senior Notes		(7,122)
Total changes from financing cash flows		1,190,106
Capitalized borrowing costs/bond premiums		709
Interest paid		(2,428)
Total liability-related		(1,719)
Ending balance		1,188,387
Mortgages [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		53,640	54,412
Proceeds from mortgages		5,969	9,950
Repayment of mortgages		(8,335)	(10,848)
Total changes from financing cash flows		(2,366)	(898)
Capitalized borrowing costs/bond premiums		108	126
Total liability-related		108	126
Ending balance		51,382	53,640	54,412
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		51,127	51,718
Finance lease obligation		(1,170)	(995)
Total changes from financing cash flows		(1,170)	(995)
Interest expense		417	404
Total liability-related		417	404
Ending balance		50,374	51,127	51,718
Revolving facility agreement [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		99,904
Proceeds from Revolving Facilities		148,814	129,521
Repayments of revolving facilities		(250,724)	(30,000)
Transaction costs Revolving Facility		(2,542)
Total changes from financing cash flows		(104,452)	99,521
Capitalized borrowing costs/bond premiums		4,548	383
Total liability-related		4,548	383
Ending balance			99,904
Share capital [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		7,141	7,060
Proceeds from exercised options		29	55
Total changes from financing cash flows		29	55
Total equity-related other changes			26
Ending balance		7,170	7,141	7,060
Share premium [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		539,448	523,671
Proceeds from exercised options		1,707	6,914
Total changes from financing cash flows		1,707	6,914
Total equity-related other changes		12,270	8,863
Ending balance		553,425	539,448	523,671
Foreign currency translation reserve [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		4,180	11,004
Total equity-related other changes		(639)	(6,824)
Ending balance		3,541	4,180	11,004
Hedging Reserve [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		(169)	(243)
Total equity-related other changes		4	74
Ending balance		(165)	(169)	(243)
Accumulated profit/(deficit) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		39,061	(6)
Total equity-related other changes		30,388	39,067
Ending balance		€ 69,449	€ 39,061	€ (6)

[1]	The accompanying notes form an integral part of these consolidated financial statements.